Related Party Transactions and Commitments - Schedule of Purchase Commitments (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Related Party Transactions [Abstract]
2022	$ 42,469
2023	17,572
2024	10,061
2025	835
2026	859
Thereafter	531
Purchase obligation	$ 72,327